Stock-based and Long-Term Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based and Long-Term Compensation
Stock-based and Long-Term Compensation

During 2018, 2017 and 2016, certain employees of Brinks Home Security were granted stock-based awards of Ascent Capital Series A Common Stock under Ascent Capital's 2008 Incentive Plan and Ascent Capital's 2015 Omnibus Incentive Plan.

Stock Options

Ascent Capital awards non-qualified stock options for Ascent Capital Series A Common Stock to the Company's executives and certain employees.  The exercise price is typically granted as the closing share price for Ascent Capital Series A Common Stock as of the grant date.  The awards generally have a life of five to seven years and vest over two to four years. The grant-date fair value of the Ascent Capital stock options granted to Brinks Home Security's employees was calculated using the Black-Scholes model. There were no options granted in 2018, 2017 and 2016.
The following table presents the number and weighted average exercise price ("WAEP") of outstanding options to purchase Ascent Capital Series A Common Stock granted to certain Brinks Home Security employees:

	Series A Common Stock Options	WAEP
Outstanding at January 1, 2018	27,705	$52.26
Granted	—	$—
Exercised	—	$—
Forfeited	(13,105)	$54.24
Expired	—	$—
Outstanding at December 31, 2018	14,600	$50.47
Exercisable at December 31, 2018	14,600	$50.47

There was no intrinsic value for both outstanding stock option awards and exercisable stock option awards at December 31, 2018. The weighted average remaining contractual life of both outstanding and exercisable awards at December 31, 2018 was 0.5 years.

As of December 31, 2018, there was no compensation cost related to unvested stock option awards to be recognized in the consolidated statements of operations over the next twelve months.

Restricted Stock Awards and Restricted Stock Units

Ascent Capital makes awards of restricted stock for its common stock to the Company’s executives and certain employees.  Substantially all of these awards have been for Ascent Capital Series A Common Stock.  The fair values for the restricted stock awards and restricted stock units are the closing price of Ascent Capital Series A Common Stock on the applicable dates of grants.

Upon the grant of a restricted stock award, the recipient receives a stock certificate for the number of restricted shares granted. The stock cannot be transferred or sold until the vesting criteria have been met. Upon the grant of a restricted stock unit award, the recipient receives the right to receive a number of shares at vesting and, as such, shares of stock are not issued until the vesting criteria have been met. The awards generally vest over two to five years.

The following table presents the number and weighted average fair value ("WAFV") of unvested restricted stock awards granted to certain Brinks Home Security employees:

	Series A Restricted Stock Awards	WAFV
Outstanding at January 1, 2018	35,473	$19.13
Granted	—	$—
Vested	(20,450)	$22.02
Canceled	—	$—
Outstanding at December 31, 2018	15,023	$15.20

There were no outstanding Series B restricted stock awards as of December 31, 2018.

The following table presents the number and WAFV of unvested restricted stock units granted to certain Brinks Home Security employees:

	Series A Restricted Stock Units	WAFV
Outstanding at January 1, 2018	223,177	$17.93
Granted	407,609	$3.68
Vested	(70,834)	$25.60
Canceled	(72,463)	$13.80
Outstanding at December 31, 2018	487,489	$5.52

As of December 31, 2018, the total compensation cost related to unvested restricted stock and stock unit awards was approximately $917,000.  Such amount will be recognized in the consolidated statements of operations over a period of approximately 2.3 years.

Cash Incentive Plan

In 2017 and 2018, the Company made awards to certain employees under its 2017 Cash Incentive Plan (the “2017 Plan”). The 2017 Plan provides the terms and conditions for the grant of, and payment with respect to, phantom units granted to certain officers and other key personnel of the Company. The value of a single phantom unit (“phantom unit value”) is tied to the value of Ascent Capital Series A Common Stock. The 2017 Plan is administered by a committee (the "committee") whose members are designated by the Compensation Committee of Ascent Capital's Board of Directors. Grants are determined by the committee, with the first grant occurring on January 1, 2017 and a second grant occurring on January 1, 2018. There were 307,697 phantom units granted as of December 31, 2018. The phantom units vest annually over a three year period beginning on the grant date and are payable in cash at each vesting date. The Company records a liability and a charge to expense based on the phantom unit value and percent vested at each reporting period. As of December 31, 2018, $39,000 was accrued for the estimated vested value of the phantom awards.